SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 04, 2025	Oct. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Convertible Preferred Stock, Shares			18,662,337	3,626,643
Convertible debt converted during period			$ 10,700
Stock issued during period, shares			88,709,285	29,018,088
Convertible Notes Payable [Member]
Principal amount of the convertible promissory note	$ 85,050
Maturity term period	December 15, 2025
Conversion rate of market price	75.00%
Interest rate	8.00%
Class A Preferred Stock [Member]
Common stock shares issued during period					8,435,279
Total purchase price					$ 40,337
Conversion of shares into convertible notes					16,214,200
Convertible Preferred Stock, Shares					648,568
Preferred stock converted, shares			1,842,176	442,472
Subsequent Event [Member]
Convertible debt converted during period		$ 22,005
Stock issued during period, shares		54,857,142
Subsequent Event [Member] | Class A Preferred Stock [Member]
Common stock, shares issued upon conversion of preferred stock		39,558,025
Preferred stock converted, shares		1,582,321